Condensed Schedule of Investments (Parenthetical) - U.S. Treasury Bills [Member] - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost		$ 12,989,784	$ 55,497,357
US Treasury Bills 0.41 [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost		$ 12,989,784
Investment, interest rate	[1]	0.41%
Face amount		$ 13,000,000
Maturity date		Feb. 02, 2017
US Treasury Bills 0.015 [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost			$ 32,748,076
Investment, interest rate	[1]		0.015%
Face amount			$ 32,750,000
Maturity date			Mar. 03, 2016
US Treasury Bills 0.0125 [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost			$ 22,749,281
Investment, interest rate	[1]		0.0125%
Face amount			$ 22,750,000
Maturity date			Jan. 21, 2016
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost		$ 0	$ 21,748,974
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | US Treasury Bills 0.015 [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost			$ 12,499,266
Investment, interest rate	[1]		0.015%
Face amount			$ 12,500,000
Maturity date			Mar. 03, 2016
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | US Treasury Bills 0.0125 [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, Amortized cost			$ 9,249,708
Investment, interest rate	[1]		0.0125%
Face amount			$ 9,250,000
Maturity date			Jan. 21, 2016

[1]	Liquid non-cash held as collateral.